OTHER ASSETS AND LIABILITIES (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other current assets:
Value added tax ("VAT") receivables	₺ 124,004	₺ 82,394
Prepaid expenses	63,246	14,071
Advances given	2,918	1,637
Prepaid tax	4,702	2,907
Other	4,917	9,786
Total	199,787	110,795
Other non-current assets:
VAT receivables	292,146
Prepaid expenses	4,798	2,583
Other	314	223
Total	297,258	2,806
Other current liabilities:
Taxes and funds payable	59,454	15,342
Payable to personnel	36,755	16,195
Expense accruals	27,118	8,532
Received upfront fee under ADS program	17,617
Refund liability	8,505
Deferred income	1,163	9,684
Other liabilities	12,931	2,026
Total	163,543	₺ 51,779
Other non-current liabilities:
Received upfront fee under ADS program	97,054
Deferred income	347
Total	₺ 97,401
American Depository Shares fees collection period	7 years
Withholding tax refunds	₺ 8,526